Trade and other payables	12 Months Ended
Dec. 31, 2018
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Trade and other payables
14.	Trade and other payables

	December 31, 2018	December 31, 2017
Trade payables and accrued liabilities	$395,883	$360,697
Interest payable on long-term borrowings	10,906	10,161
Payable to related parties (Note 22)	51,490	52,308
Other	965	12,703
	$459,244	$435,869